Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases
Accounting for leases
When the Barclays Bank Group or Barclays Bank PLC are the lessee, they are required to recognise both:
▪a lease liability, measured at the present value of remaining cash flows on the lease; and
▪a right of use (ROU) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received.
Subsequently the lease liability will increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The right of use asset will amortise to the income statement over the life of the lease.
On the balance sheet, the ROU assets are included within property, plant and equipment and the lease liabilities are included within other liabilities.
The Barclays Bank Group and Barclays Bank PLC apply the recognition exemption in IFRS 16 for leases with a term not exceeding 12 months. For these leases the lease payments are recognised as an expense on a straight line basis over the lease term unless another systematic basis is more appropriate.
When the Barclays Bank Group or Barclays Bank PLC are the lessor, the lease must be classified as either a finance lease or an operating lease. A finance lease is a lease which confers substantially all the risks and rewards of the leased assets on the lessee. An operating lease is a lease where substantially all of the risks and rewards of the leased asset remain with the lessor.
As Lessors
The Barclays Bank Group and Barclays Bank PLC do not have any material operating and finance leases as lessors.
As Lessees
The Barclays Bank Group and Barclays Bank PLC lease various offices, branches and other premises under non-cancellable lease arrangements to meet its operational business requirements. In some instances, the Barclays Bank Group or Barclays Bank PLC will sublease property to third parties when it is no longer needed to meet business requirements. Currently, the Barclays Bank Group and Barclays Bank PLC do not have any material subleasing arrangements.
ROU asset balances relate to property leases only. Refer to Note 19 for the carrying amount of ROU assets.
The Barclays Bank Group and Barclays Bank PLC have not recognised any expenses related to short term leases during the current and previous year.

Lease liabilities	Barclays Bank Group
	2023	2022
	£m	£m
As at 1 January	496	495
Interest expense	21	18
New leases	9	18
Disposals	(1)	(4)
Cash payments[a]	(265)	(89)
Exchange and other movements	20	58
As at 31 December (see Note 21)	280	496
The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments after the reporting date.

Undiscounted lease liabilities maturity analysis	Barclays Bank Group
	2023	2022
	£m	£m
Not more than one year	62	91
One to two years	55	94
Two to three years	49	80
Three to four years	43	66
Four to five years	28	66
Five to ten years	72	181
Greater than ten years	16	19
Total undiscounted lease liabilities as at 31 December	325	597
In addition to the cash flows identified above, the Barclays Bank Group and Barclays Bank PLC are exposed to:
•Variable lease payments: This variability will typically arise from either inflation index instruments or market-based pricing adjustments.
Currently, Barclays Bank Group has 49 leases (2022: 41 leases) out of the total 94 leases (2022: 106 leases) which have variable lease payment terms based on market based pricing adjustments. Of the gross cash flows identified above, £229m (2022: £418m) is attributable to leases with some degree of variability predominately linked to market based pricing adjustments.
Extension and termination options: The table above represents the Barclays Bank Group’s and the Barclays Bank PLC’s best estimate of future cash outflows for leases, including assumptions regarding the exercising of contractual extension and termination options. The above gross cash flows have been reduced by £429m (2022: £486m) and £9m (2022: £11m) respectively for leases where the Barclays Bank Group and the Barclays Bank
PLC are highly expected to exercise an early termination option. However, there is no significant impact where the Barclays Bank Group or Barclays
Bank PLC are expected to exercise an extension option.
The Barclays Bank Group and Barclays Bank PLC do not have any restrictions or covenants imposed by the lessor on its property leases which restrict its businesses.